GOODWILL	6 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 4 -	GOODWILL

The changes in the carrying amount of goodwill are as follows:

Six Months Ended
December 31, 2017
(Unaudited)
Balance at June 30, 2017 (Audited)	$47,326
Goodwill acquired	2,312
Translation adjustment	1,537

Balance at December 31, 2017 (Unaudited)	$51,175

The carrying amount of the Company’s goodwill at June 30, 2017 represents goodwill from the acquisitions of two reporting units, Concord Group and Bond Group, net of impairment.

On July 1, 2017, the Company completed the acquisition of 100% equity of Beijing Shuanghe Science & Technology Company Limited with a cash consideration of approximately $2,381. The goodwill related to the acquisition was $2,312 and the Company believed that acquisition is immaterial to the consolidated financial statements.